Document And Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2018	Nov. 30, 2018	Mar. 31, 2018
Document Information [Line Items]
Entity Registrant Name	ADDVANTAGE TECHNOLOGIES GROUP INC
Entity Central Index Key	0000874292
Trading Symbol	aey
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		10,306,145
Entity Public Float			$ 7,240,925
Document Type	10-K/A
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment to include XBRL.
Entity Shell Company	false